Significant partly-owned subsidiaries - Narratives (Details) - Nokia Shanghai Bell Co., Ltd - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Shares more or (less) than 50% ownership (in shares)	1
Expense (income) due to change in fair value of financial liability	€ (2)	€ 11	€ (33)
Expected future cash outflow for settlements	€ 455	€ 482